Document and Entity Information	Feb. 28, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001670349
Document Type	8-K
Document Period End Date	Feb. 28, 2022
Entity Registrant Name	U.S. WELL SERVICES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38025
Entity Tax Identification Number	81-1847117
Entity Address, Address Line One	1360 Post Oak
Entity Address, Address Line Two	Boulevard
Entity Address, Address Line Three	Suite 1800
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(832)
Local Phone Number	562-3730
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	CLASS A COMMON STOCK $0.0001, par value per share
Trading Symbol	USWS
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	WARRANTS
Trading Symbol	USWSW
Security Exchange Name	NASDAQ